FINANCIAL INSTRUMENTS (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Cash	$ 3,252	$ 3,420	$ 11,780
Long-term investments	10	34	27
Reclamation bonds	107	714	108	$ 108
Amounts receivable	4,091	4,635	3,050
Accounts payable and accrued liabilities	5,885	3,512	3,726
Due to related parties	157	187	199
Equipment loans	411	398	1,191
Finance lease obligations	869	1,233	$ 1,377
MXN [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Cash	8,378	9,504
Long-term investments
Reclamation bonds
Amounts receivable
Accounts payable and accrued liabilities	(85,951)	(27,482)
Due to related parties
Equipment loans
Finance lease obligations	(13,907)	(751)
Net exposure	(91,480)	(18,729)
US dollar equivalent	(4,656)	(949)
C$ [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Cash	2,421	321
Long-term investments	14	42
Reclamation bonds	146	896
Amounts receivable	114	132
Accounts payable and accrued liabilities	(891)	(603)
Due to related parties	(215)	(225)
Equipment loans	(301)	(782)
Finance lease obligations	(533)	(1,002)
Net exposure	755	(1,221)
US dollar equivalent	$ 554	$ (974)